OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Fair value (Details) - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current
Other current financial assets		$ 195,470,749	$ 140,304,853
Other current financial liabilities		47,763,039	38,566,724
Non-current
Other financial assets		296,632,012	162,013,278
Other non-current financial liabilities		1,041,048,972	989,829,569
Bank loans
Current
Other current financial liabilities	[1]	26,617	799,072
Current financial liabilities at fair value	[1]	111,992	896,307
Non-current
Other non-current financial liabilities	[1]	4,000,000	4,000,000
Noncurrent financial liabilities at fair value	[1]	4,056,753	4,056,753
Bonds payable, net
Current
Other current financial liabilities	[1],[2]	25,383,339	18,705,015
Current financial liabilities at fair value	[1]	26,774,799	22,471,852
Non-current
Other non-current financial liabilities	[1],[2]	1,020,661,942	918,921,342
Noncurrent financial liabilities at fair value	[1]	1,041,841,338	1,088,617,557
Deposits in guarantee
Current
Other current financial liabilities	[1]	13,402,885	12,126,831
Current financial liabilities at fair value	[1]	13,402,885	12,126,831
Non-current accounts payable
Non-current
Other non-current financial liabilities	[1]	256,273	295,279
Noncurrent financial liabilities at fair value	[1]	256,273	295,279
Derivative contract liabilities
Current
Other current financial liabilities	[3]	758,663	1,217,322
Current financial liabilities at fair value	[3]	758,663		$ 1,217,322
Non-current
Other non-current financial liabilities	[1]		51,568,854
Noncurrent financial liabilities at fair value	[1]		51,568,854
Leasing agreements
Current
Other current financial liabilities	[1]	8,191,535	5,718,484
Current financial liabilities at fair value	[1]	8,191,535	5,718,484
Non-current
Other non-current financial liabilities	[1]	16,387,030	15,339,373
Noncurrent financial liabilities at fair value	[1]	16,387,030	15,339,373
Accounts payable
Current
Other current financial liabilities	[1]	327,710,552	230,438,133
Current financial liabilities at fair value	[1]	327,710,552	230,438,133
Accounts payable related companies
Current
Other current financial liabilities	[1]	56,103,461	39,541,968
Current financial liabilities at fair value	[1]	56,103,461	39,541,968
Cash and cash equivalents
Current
Other current financial assets	[1]	304,312,020	309,530,699
Current financial assets at fair value	[1]	304,312,020	309,530,699
Financial Assets Other Current
Current
Other current financial assets	[3]	961,705
Current financial assets at fair value	[3]	961,705
Other non current financial assets
Non-current
Other financial assets	[3]	281,337,127	150,983,295
Noncurrent financial assets at fair value	[3]	281,337,127	150,983,295
Non-current accounts receivable
Non-current
Other financial assets	[1]	126,464	73,862
Noncurrent financial assets at fair value	[1]	126,464	73,862
Trade debtors and other accounts receivable
Current
Other current financial assets	[1]	265,490,626	194,021,253
Current financial assets at fair value	[1]	265,490,626	194,021,253
Accounts receivable related companies
Current
Other current financial assets	[1]	9,419,050	11,875,408
Current financial assets at fair value	[1]	9,419,050	11,875,408
Non-current
Other financial assets	[1]	98,940	138,346
Noncurrent financial assets at fair value	[1]	$ 98,940	$ 138,346

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade and Other Accounts Receivable, Accounts Receivable, Bottle Guarantee Deposits and Trade Accounts Payable, and Other Accounts Payable present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	Amounts net of issuance expenses and discounts related to issuance.
[3]	Fair values are based on discounted cash flows using market discount rates at the close of the six-month and one-year period and are classified as Level 2 of the fair value measurement hierarchies.